SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Movement in Share Options	The table below summarises movements in the number of options, and changes in weighted average exercise price over the same period.

		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	£	‘000	£
Outstanding at 1 January	27,139	2.19	29,988	2.00
Granted	4.991	3.36	7,175	2.78
Exercised	(4.004)	2.29	(5,980)	1.70
Forfeited/expired	(2.437)	2.37	(4,044)	2.53
Outstanding at 31 December	25.689	2.39	27,139	2.19
Exercisable at 31 December	1.115	2.36	868	1.84

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]	The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2024 and 2023.

		2024		2023
	Weighted average remaining contractual life	Weighted average exercise price	Weighted average remaining contractual life	Weighted average exercise price
Range of exercise prices	Years	£	Years	£
£1 to £2	2	1.85	3	1.84
£2 to £3	2	2.71	3	2.65
£3 to £4	4	3.36	0	3.46
£4 to £5	0	—	0	—